Note 30 - Financial Instruments (Details Textual) € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 GBP (£)	Jul. 01, 2022 USD ($)	Jul. 01, 2022 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2020 USD ($)
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 553	$ 1,285	$ 8,604							$ 2,824
Current Ratio	0.54	0.93	1.82
Total borrowings	$ 32,388	$ 28,561	$ 23,091
Total provisions	1,854	1,161	2,967
Total non-current portion of non-current borrowings	30,004	23,452	22,087
Currency risk EUR [member]
Statement Line Items [Line Items]
Total cash and cash equivalents				$ 540	€ 20	£ 30
Total borrowings | €					900
Total trade and other receivables				3,400	1,000	2,600
Total trade and other payables					€ 2,000	2,700
Currency risk, AUD [member]
Statement Line Items [Line Items]
Total borrowings				2,900
Restricted cash and cash equivalents				600
Total trade and other payables				5,000
Total provisions				700		£ 1,200
Total non-current portion of non-current borrowings				$ 1,500
Currency risk [member]
Statement Line Items [Line Items]
Total borrowings	28,600
Total non-current portion of non-current borrowings	$ 27,100
Debtor finance facility to support working capital requirements [member]
Statement Line Items [Line Items]
Line of credit, maximum borrowing capacity									$ 2,100
Total borrowings		$ 0	$ 0
New facility [member]
Statement Line Items [Line Items]
Line of credit, maximum borrowing capacity								$ 2,500
New facility [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate							7.75%	7.75%
New facility [member] | Announcement of plan to discontinue operation [member]
Statement Line Items [Line Items]
Line of credit, maximum borrowing capacity								$ 2,500
New facility [member] | Announcement of plan to discontinue operation [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate							7.75%	7.75%
Trade finance facility [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Line of credit, maximum borrowing capacity							$ 500
Trade finance facility [member] | Announcement of plan to discontinue operation [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Line of credit, maximum borrowing capacity							$ 500